Uncategorized Items
[rr_AnnualFundOperatingExpensesTableTextBlock]	~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column dei_LegalEntityAxis compact tf_S000008745Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column dei_LegalEntityAxis compact tf_S000008746Member column rr_ProspectusShareClassAxis compact * row primary compact * ~
[rr_AnnualReturn2004]			0.1563		0.1814
[rr_AnnualReturn2005]			0.1167		0.1063
[rr_AnnualReturn2006]			0.2089		0.1993
[rr_AnnualReturn2007]			0.0849		0.1724
[rr_AnnualReturn2008]			(0.3952)		(0.4609)
[rr_AnnualReturn2009]			0.3261		0.4973
[rr_AnnualReturn2010]			0.0799		0.0850
[rr_AnnualReturn2011]			(0.0549)		(0.1271)
[rr_AnnualReturn2012]			0.1940		0.1855
[rr_AnnualReturn2013]			0.2989		0.2717
[rr_AverageAnnualReturnLabel]							Return Before Taxes	Return Before Taxes
[rr_AverageAnnualReturnYear01]			0.2242		0.1984				0.2794		0.3023		0.2736	0.2512		0.2732		0.2686		0.2329	0.1393	0.2102	0.1228	0.1840
[rr_AverageAnnualReturnYear05]			0.1463		0.1505				0.1512		0.1628		0.1568	0.1553		0.1669		0.1612		0.1296	0.1200	0.1417	0.1244	0.1473
[rr_AverageAnnualReturnYear10]			0.0732		0.0716				0.0715		0.0816	[footnote_56932754]	0.0755	0.0699		0.0804		0.0752		0.0739	0.0616	0.0643	0.0616	0.0590
[rr_BarChartAndPerformanceTableHeading]	Performance	Performance
[rr_BarChartClosingTextBlock]
Best Quarter:	Q3'09	18.55%
Worst Quarter:	Q4'08	-19.25%
As of September 30, 2014, the Fund's year-to-date return was 0.26%.

Best Quarter:	Q2'09	28.36%
Worst Quarter:	Q4'08	-24.25%
As of September 30, 2014, the Fund's year-to-date return was -1.32%.

[rr_BarChartDoesNotReflectSalesLoads]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
[rr_BarChartHeading]	Class A Annual Total Returns	Class A Annual Total Returns
[rr_BarChartHighestQuarterlyReturn]			0.1855		0.2836
[rr_BarChartHighestQuarterlyReturnDate]							Sep. 30, 2009	Jun. 30, 2009
[rr_BarChartLowestQuarterlyReturn]			(0.1925)		(0.2425)
[rr_BarChartLowestQuarterlyReturnDate]							Dec. 31, 2008	Dec. 31, 2008
[rr_BarChartTableTextBlock]	~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact tf_S000008745Member ~	~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact tf_S000008746Member ~
[rr_DistributionAndService12b1FeesOverAssets]			0.0025		0.0025				0.0100		0.00			0.0100		0.00		0.0050							0.00		0.00
[rr_ExpenseBreakpointDiscounts]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
[rr_ExpenseBreakpointMinimumInvestmentRequiredAmount]																													50,000	50,000
[rr_ExpenseExampleHeading]	Example	Example
[rr_ExpenseExampleNarrativeTextBlock]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
[rr_ExpenseExampleNoRedemptionByYearCaption]	If you do not sell your shares:	If you do not sell your shares:
[rr_ExpenseExampleNoRedemptionTableTextBlock]	~ http://xbrl.sec.gov/rr/role/ExpenseExampleNoRedemption column dei_LegalEntityAxis compact tf_S000008745Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ExpenseExampleNoRedemption column dei_LegalEntityAxis compact tf_S000008746Member column rr_ProspectusShareClassAxis compact * row primary compact * ~
[rr_ExpenseExampleNoRedemptionYear01]																															183	194
[rr_ExpenseExampleNoRedemptionYear03]																															566	600
[rr_ExpenseExampleNoRedemptionYear05]																															975	1,032
[rr_ExpenseExampleNoRedemptionYear10]																															2,116	2,233
[rr_ExpenseExampleWithRedemptionTableTextBlock]	~ http://xbrl.sec.gov/rr/role/ExpenseExample column dei_LegalEntityAxis compact tf_S000008745Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ExpenseExample column dei_LegalEntityAxis compact tf_S000008746Member column rr_ProspectusShareClassAxis compact * row primary compact * ~
[rr_ExpenseExampleYear01]																															283	294	676	82	74	686	93	144	74
[rr_ExpenseExampleYear03]																															566	600	890	255	230	922	290	446	230
[rr_ExpenseExampleYear05]																															975	1,032	1,121	444	401	1,177	504	771	401
[rr_ExpenseExampleYear10]																															2,116	2,233	1,784	990	894	1,903	1,120	1,691	894
[rr_ExpenseHeading]	Fees and Expenses of the Fund	Fees and Expenses of the Fund
[rr_ExpenseNarrativeTextBlock]	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 28 in the Fund's Prospectus and under “Buying and Selling Shares” on page 54 of the Fund’s Statement of Additional Information.	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 29 in the Fund's Prospectus and under “Buying and Selling Shares” on page 54 of the Fund’s Statement of Additional Information.
[rr_ExpensesOverAssets]			0.0105		0.0116				0.0180		0.0080			0.0191		0.0091		0.0141							0.0072		0.0072
[rr_HighestQuarterlyReturnLabel]							Best Quarter:	Best Quarter:
[rr_LowestQuarterlyReturnLabel]							Worst Quarter:	Worst Quarter:
[rr_ManagementFeesOverAssets]			0.0069	[footnote_81282275]	0.0069	[footnote_81282275]			0.0069	[footnote_81282275]	0.0069	[footnote_81282275]		0.0069	[footnote_81282275]	0.0069	[footnote_81282275]	0.0069	[footnote_81282275]						0.0069	[footnote_81282275]	0.0069	[footnote_81282275]
[rr_MaximumCumulativeSalesChargeOverOfferingPrice]			0.0575		0.0575				0.00		0.00			0.00		0.00		0.00							0.00		0.00
[rr_MaximumDeferredSalesChargeOverOfferingPrice]			0.00	[footnote_76555283]	0.00	[footnote_76555283]			0.0100		0.00			0.0100		0.00		0.00							0.00		0.00
[rr_ObjectiveHeading]	Investment Goal	Investment Goal
[rr_ObjectivePrimaryTextBlock]	Long-term capital growth.	Long-term capital growth.
[rr_OperatingExpensesCaption]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]			0.0011	[footnote_81282275]	0.0022	[footnote_81282275]			0.0011	[footnote_81282275]	0.0011	[footnote_81282275]		0.0022	[footnote_81282275]	0.0022	[footnote_81282275]	0.0022	[footnote_81282275]						0.0003	[footnote_81282275]	0.0003	[footnote_81282275]
[rr_PerformanceAvailabilityPhone]	(800) DIAL BEN/342-5236	(800) DIAL BEN/342-5236
[rr_PerformanceAvailabilityWebSiteAddress]	franklintempleton.com	franklintempleton.com
[rr_PerformanceInformationIllustratesVariabilityOfReturns]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
[rr_PerformanceNarrativeTextBlock]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

[rr_PerformancePastDoesNotIndicateFuture]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
[rr_PerformanceTableClosingTextBlock]

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

[rr_PerformanceTableHeading]	Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2013	Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2013
[rr_PerformanceTableTextBlock]	~ http://xbrl.sec.gov/rr/role/PerformanceTableData column dei_LegalEntityAxis compact tf_S000008745Member column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/PerformanceTableData column dei_LegalEntityAxis compact tf_S000008746Member column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row primary compact * ~
[rr_PortfolioTurnoverHeading]	Portfolio Turnover	Portfolio Turnover
[rr_PortfolioTurnoverRate]																																								0.1856	0.3082
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.56% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.82% of the average value of its portfolio.

[rr_RiskHeading]	Principal Risks	Principal Risks
[rr_RiskNarrativeTextBlock]

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Developing Market Countries

The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Developing Market Countries

The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

[rr_ShareholderFeesCaption]	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]	~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column dei_LegalEntityAxis compact tf_S000008745Member column rr_ProspectusShareClassAxis compact * row primary compact * ~	~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column dei_LegalEntityAxis compact tf_S000008746Member column rr_ProspectusShareClassAxis compact * row primary compact * ~
[rr_StrategyHeading]	Principal Investment Strategies	Principal Investment Strategies
[rr_StrategyNarrativeTextBlock]

Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including developing markets. Under normal circumstances, the Fund will invest in issuers located in at least three different countries (including the U.S.). The equity securities in which the Fund invests are primarily common stock, and may include smaller and midsize companies. Although the investment manager will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The investment manager may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Under normal market conditions, the Fund invests at least 80% of its net assets in foreign securities. These securities are predominantly equity securities of companies located outside the U.S., including developing markets. The equity securities in which the Fund invests are predominantly common stock, and may include smaller and midsize companies. Although the investment manager will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The investment manager may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

[rr_StrategyPortfolioConcentration]	Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including developing markets.	Under normal market conditions, the Fund invests at least 80% of its net assets in foreign securities.
[rr_YearToDateReturnLabel]							As of September 30, 2014, the Fund's year-to-date return was 0.26%.	As of September 30, 2014, the Fund's year-to-date return was -1.32%.